Segment information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Time charter revenues		$ 144,952		$ 143,531		$ 91,107
Other revenue		1,609	[1]	0		0
Accruals historical boil-off claim	[2],[3]			0
Total revenues		146,561	[4]	143,531		91,107
Operating expenses		(33,111)		(33,701)	[2]	(25,798)
Construction contract expenses		0		(151)		(315)
Equity in earnings (losses) of joint ventures		17,938		5,139		16,622
Less: Non-controlling interest in Segment EBITDA	[5]			0
Segment EBITDA
Add: Non-controlling interest in Segment EBITDA	[5]			0
Depreciation and amortization		(21,146)		(21,054)	[2]	(10,552)
Operating income (loss)		110,242		93,764		71,064
Gain (loss) on derivative instruments		4,681		2,463		1,839
Other financial income (expense), net		(28,996)		(33,159)	[2]	(27,654)
Income (loss) before tax		85,927		63,068		45,249
Income tax expense		(8,305)		(3,878)		(3,872)
Net income (loss)		77,622		59,190		41,377
Preferred unitholders' interest in net income		12,303		2,480		0
Non-controlling interest in net income		0		10,408		0
Limited partners' interest in net income (loss)		65,319		46,302		41,377
Vessels, net of accumulated depreciation		658,311		679,041
Net investment in direct financing lease		283,073		286,626
Goodwill		251		251		251
Advances to joint ventures		3,536		3,263
Total assets		1,023,040		1,058,959
Accumulated losses of joint ventures		(2,808)		(20,746)
Expenditures for vessels & equipment	[6]	257		287
Expenditures for drydocking	[6]	0		0
Principal repayment direct financing lease		3,814		3,485
Amortization of above market contract		3,631		3,631		2,405
Noncontrolling Interest [Member]
Amortization of above market contract				(553)
Majority held FSRUs [Member]
Time charter revenues		144,952		143,531		91,107
Other revenue	[1]	1,609
Accruals historical boil-off claim				0
Total revenues		146,561	[4]	143,531		91,107
Operating expenses		(27,294)		(27,612)		(19,043)
Construction contract expenses				(151)		(315)
Equity in earnings (losses) of joint ventures		0		0		0
Less: Non-controlling interest in Segment EBITDA				(19,210)
Segment EBITDA		119,267		96,558		71,749
Add: Non-controlling interest in Segment EBITDA				19,210
Depreciation and amortization		(21,146)		(21,054)		(10,552)
Operating income (loss)		98,121		94,714		61,197
Gain (loss) on derivative instruments		4,681		2,463		1,839
Other financial income (expense), net		(26,381)		(29,656)		(23,381)
Income (loss) before tax		76,421		67,521		39,655
Income tax expense		(8,253)		(3,893)		(3,852)
Net income (loss)		68,168		63,628		35,803
Preferred unitholders' interest in net income		0		0
Non-controlling interest in net income				10,408
Limited partners' interest in net income (loss)		68,168		53,220
Vessels, net of accumulated depreciation		658,311		679,041
Net investment in direct financing lease		283,073		286,626
Goodwill		251		251
Advances to joint ventures		0		0
Total assets		1,007,202		1,041,517
Accumulated losses of joint ventures		0		0
Expenditures for vessels & equipment		257		287
Expenditures for drydocking		0		0
Principal repayment direct financing lease		3,814		3,485
Amortization of above market contract		3,631		3,631
Majority held FSRUs [Member] | Noncontrolling Interest [Member]
Amortization of above market contract				(553)
Joint venture FSRUs [Member]
Time charter revenues		43,169		42,165		43,272
Other revenue	[1]	0
Accruals historical boil-off claim				(11,850)
Total revenues		43,169	[4]	30,315		43,272
Operating expenses		(10,932)		(8,628)		(9,107)
Construction contract expenses				0		0
Equity in earnings (losses) of joint ventures		0		0		0
Less: Non-controlling interest in Segment EBITDA				0
Segment EBITDA		32,237		21,687		34,165
Add: Non-controlling interest in Segment EBITDA				0
Depreciation and amortization		(9,725)		(9,815)		(9,525)
Operating income (loss)		22,512		11,872		24,640
Gain (loss) on derivative instruments		8,496		7,194		7,092
Other financial income (expense), net		(13,070)		(13,927)		(15,110)
Income (loss) before tax		17,938		5,139		16,622
Income tax expense		0		0		0
Net income (loss)		17,938		5,139		16,622
Preferred unitholders' interest in net income		0		0
Non-controlling interest in net income				0
Limited partners' interest in net income (loss)		17,938		5,139
Vessels, net of accumulated depreciation		261,614		265,642
Net investment in direct financing lease		0		0
Goodwill		0		0
Advances to joint ventures		0		0
Total assets		286,283		287,562
Accumulated losses of joint ventures		0		0
Expenditures for vessels & equipment		3,305		525
Expenditures for drydocking		2,490		0
Principal repayment direct financing lease		0		0
Amortization of above market contract		0		0
Joint venture FSRUs [Member] | Noncontrolling Interest [Member]
Amortization of above market contract				0
Other [Member]
Time charter revenues		0		0		0
Other revenue	[1]	0
Accruals historical boil-off claim				0
Total revenues		0	[4]	0		0
Operating expenses		(5,817)		(6,089)		(6,755)
Construction contract expenses				0		0
Equity in earnings (losses) of joint ventures		0		0		0
Less: Non-controlling interest in Segment EBITDA				0
Segment EBITDA		(5,817)		(6,089)		(6,755)
Add: Non-controlling interest in Segment EBITDA				0
Depreciation and amortization		0		0		0
Operating income (loss)		(5,817)		(6,089)		(6,755)
Gain (loss) on derivative instruments		0		0		0
Other financial income (expense), net		(2,615)		(3,503)		(4,273)
Income (loss) before tax		(8,432)		(9,592)		(11,028)
Income tax expense		(52)		15		(20)
Net income (loss)		(8,484)		(9,577)		(11,048)
Preferred unitholders' interest in net income		0		0
Non-controlling interest in net income				0
Limited partners' interest in net income (loss)		(8,484)		(9,577)
Vessels, net of accumulated depreciation		0		0
Net investment in direct financing lease		0		0
Goodwill		0		0
Advances to joint ventures		3,536		3,263
Total assets		15,838		17,442
Accumulated losses of joint ventures		50		50
Expenditures for vessels & equipment		0		0
Expenditures for drydocking		0		0
Principal repayment direct financing lease		0		0
Amortization of above market contract		0		0
Other [Member] | Noncontrolling Interest [Member]
Amortization of above market contract				0
Total Segments reporting [Member]
Time charter revenues		188,121		185,696		134,379
Other revenue	[1]	1,609
Accruals historical boil-off claim				(11,850)
Total revenues		189,730	[4]	173,846		134,379
Operating expenses		(44,043)		(42,329)		(34,905)
Construction contract expenses				(151)		(315)
Equity in earnings (losses) of joint ventures		0		0		0
Less: Non-controlling interest in Segment EBITDA				(19,210)
Segment EBITDA		145,687		112,156		99,159
Add: Non-controlling interest in Segment EBITDA				19,210
Depreciation and amortization		(30,871)		(30,869)		(20,077)
Operating income (loss)		114,816		100,497		79,082
Gain (loss) on derivative instruments		13,177		9,657		8,931
Other financial income (expense), net		(42,066)		(47,086)		(42,764)
Income (loss) before tax		85,927		63,068		45,249
Income tax expense		(8,305)		(3,878)		(3,872)
Net income (loss)		77,622		59,190		41,377
Preferred unitholders' interest in net income		0		0
Non-controlling interest in net income				10,408
Limited partners' interest in net income (loss)		77,622		48,782
Vessels, net of accumulated depreciation		919,925		944,683
Net investment in direct financing lease		283,073		286,626
Goodwill		251		251
Advances to joint ventures		3,536		3,263
Total assets		1,309,323		1,346,521
Accumulated losses of joint ventures		50		50
Expenditures for vessels & equipment		3,562		811
Expenditures for drydocking		2,490		0
Principal repayment direct financing lease		3,814		3,485
Amortization of above market contract		3,631		3,631
Total Segments reporting [Member] | Noncontrolling Interest [Member]
Amortization of above market contract				(553)
Eliminations [Member]
Time charter revenues		(43,169)	[2]	(42,165)		(43,272)
Other revenue	[1],[7]	0
Accruals historical boil-off claim				11,850
Total revenues		(43,169)	[4],[7]
Operating expenses		10,932	[2]	8,628		9,107
Construction contract expenses
Equity in earnings (losses) of joint ventures		17,938	[2]	5,139		16,622
Less: Non-controlling interest in Segment EBITDA				19,210
Segment EBITDA
Add: Non-controlling interest in Segment EBITDA				(19,210)
Depreciation and amortization		9,725	[2]	9,815		9,525
Operating income (loss)
Gain (loss) on derivative instruments		(8,496)	[2]	(7,194)		(7,092)
Other financial income (expense), net		13,070	[2]	13,927		15,110
Income (loss) before tax		0		0		0
Income tax expense		0		0		0
Net income (loss)		0		0		$ 0
Preferred unitholders' interest in net income		12,303	[8]	2,480
Non-controlling interest in net income
Limited partners' interest in net income (loss)		(12,303)	[8]	(2,480)
Vessels, net of accumulated depreciation		(261,614)		(265,642)
Net investment in direct financing lease		0		0
Goodwill		0		0
Advances to joint ventures		0		0
Total assets		(286,283)		(287,562)
Accumulated losses of joint ventures		(2,858)		(20,796)
Expenditures for vessels & equipment		(3,305)		(524)
Expenditures for drydocking		(2,490)		0
Principal repayment direct financing lease		0		0
Amortization of above market contract		$ 0		0
Eliminations [Member] | Noncontrolling Interest [Member]
Amortization of above market contract				$ 0

[1]	Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty and the probable insurance recovery for repair expenses incurred for the Höegh Gallant. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during 2018. Refer to notes 4 and 22.
[2]	Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.
[3]	For additional information, refer to note 22 under “Joint ventures claims and accruals.”
[4]	Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.
[5]	Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.
[6]	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.
[7]	Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership's share of the Joint venture FSRUs revenues is included in Equity in earnings (loss) of joint ventures on the consolidated income statement.
[8]	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.